CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of external credit grades [line items]
Time deposit	€ 370,000	€ 450,000
Money market funds	4,421	5,656
Available liquidity	2,017,711	2,292,214
Cash Collected From Settlements of Receivables or Collateral
Disclosure of external credit grades [line items]
Restricted cash and cash equivalents	54,434	53,644
CHINA
Disclosure of external credit grades [line items]
Restricted cash and cash equivalents	€ 24,726	€ 63,379
Euro
Disclosure of external credit grades [line items]
Cash and cash equivalents, denomination percentage	90.00%	88.00%
AAAm
Disclosure of external credit grades [line items]
Money market funds	€ 359,869